Cover Page and DEI	Nov. 20, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 20, 2023
Entity Registrant Name	Anywhere Real Estate Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35674
Entity Tax Identification Number	20-8050955
Entity Address, Address Line One	175 Park Avenue
Entity Address, City or Town	Madison
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07940
City Area Code	973
Local Phone Number	407-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HOUS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001398987
Anywhere Real Estate Group LLC
Entity Information [Line Items]
Entity Registrant Name	Anywhere Real Estate Group LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-148153
Entity Tax Identification Number	20-4381990
Entity Central Index Key	0001355001